Taxation - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
United Kingdom	$ (4,924)	$ (3,447)	$ 4,638
United States	2,235	2,247	3,004
Foreign Other	27,740	22,348	22,732
Total	25,051	21,148	30,374
Deferred:
United Kingdom	(5,667)	15,764	(25,416)
United States	(12,020)	11,395	(52,225)
Foreign Other	(15,500)	(7,467)	(5,235)
Total	(33,187)	19,692	(82,876)
Income tax (benefit) / expense	$ (8,136)	$ 40,840	$ (52,502)